FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - Cash flow hedges - Financial assets at fair value through other comprehensive income, category - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Pre-tax net unrealized (losses) gains	$ (12)	$ 7	$ (27)	$ 16
Derivative financial assets	$ 65		$ 65		$ 199